STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Class A Common Stock	Class B Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the end at Mar. 31, 2020			$ 25,000	$ (2,000)	$ 23,000
Balance (in Shares) at Mar. 31, 2020		4,312,500
Balance at the end at Dec. 31, 2020			16,912,000	(11,912,000)	5,000,000
Balance (in Shares) at Dec. 31, 2020	3,172,650	4,312,500
Balance at the beginning at Jan. 23, 2020	$ 0	$ 0	0	0	0
Balance (in Shares) at Jan. 23, 2020	0	0
Sale of shares to Sponsor at $0.006 per share			25,000		25,000
Sale of shares to Sponsor at $0.006 per share (in Shares)		4,312,500
Net loss and comprehensive loss attributable to common stockholders - basic and diluted				(2,000)	(2,000)
Balance at the end at Mar. 31, 2020			25,000	(2,000)	23,000
Balance (in Shares) at Mar. 31, 2020		4,312,500
Balance at the beginning at Jan. 23, 2020	$ 0	$ 0	0	0	0
Balance (in Shares) at Jan. 23, 2020	0	0
Sale of shares to Sponsor at $0.006 per share			25,000		$ 25,000
Sale of shares to Sponsor at $0.006 per share (in Shares)		4,312,500
Forfeiture of 920,000 shares of Class B common stock (in Shares)		(920,000)			(14,325,000)
Issuance of 920,000 shares of Class B common stock to Anchor investor			5,000		$ 5,000
Issuance of 920,000 shares of Class B common stock to Anchor investor (in Shares)		920,000
Sale of Units to the public at $10.00 per Unit	$ 2,000		172,498,000		172,500,000
Sale of Units to the public at $10.00 per Unit (in Shares)	17,250,000
Underwriters' discount and offering expenses			(9,596,000)		(9,596,000)
Sale of 5,700,000 Private Placement Warrants at $1.00 per warrant, at fair value, $0.77			4,364,000		4,364,000
Issuance of warrants to purchase common stock			1,336,000		1,336,000
Initial classification of warrant liability			(10,948,000)		(10,948,000)
Class A common stock subject to possible redemption	$ (2,000)		(140,772,000)		(140,774,000)
Class A common stock subject to possible redemption (in Shares)	(14,077,350)
Net loss and comprehensive loss attributable to common stockholders - basic and diluted				(11,912,000)	(11,912,000)
Balance at the end at Dec. 31, 2020			16,912,000	(11,912,000)	$ 5,000,000
Balance (in Shares) at Dec. 31, 2020	3,172,650	4,312,500
Forfeiture of 920,000 shares of Class B common stock (in Shares)					(14,325,000)
Class A common stock subject to possible redemption			4,082,000		$ 4,082,000
Class A common stock subject to possible redemption (in Shares)	(408,189)
Net loss and comprehensive loss attributable to common stockholders - basic and diluted				(4,082,000)	(4,082,000)
Balance at the end at Mar. 31, 2021			$ 20,994,000	$ (15,994,000)	$ 5,000,000
Balance (in Shares) at Mar. 31, 2021	3,580,839	4,312,500